BASIS OF PREPARATION - Disclosure of detailed information about estimated useful life (Details)	12 Months Ended
Dec. 31, 2021
Computers and software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	30.00%
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	20.00%
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	30.00%
Buildings and office improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	4.00%
Exploration building and water wells [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	10.00%
Roads [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	8.00%
Exploration equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	20.00%
Water treatment equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	20.00%
Permanent reclamation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	30.00%
Development equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	8.00%